OTHER RECEIVABLES AND PREPAYMENTS (Details Narrative) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current prepayments and other current assets	¥ 19,180,000	¥ 20,781,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Current prepayments and other current assets	¥ 3,000,000